Offerings	Jun. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	599,638
Proposed Maximum Offering Price per Unit	5.79
Maximum Aggregate Offering Price	$ 3,471,904.02
Fee Rate	0.01381%
Amount of Registration Fee	$ 479.47
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)
Consists of 599,638 shares of the Registrant's Common Stock that became available for issuance on January 1, 2026 under the Registrant's 2020 Incentive Award Plan by operation of an automatic annual increase provision therein.
(4)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Stock Market LLC on June 1, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	119,927
Proposed Maximum Offering Price per Unit	5.79
Maximum Aggregate Offering Price	$ 694,377.33
Fee Rate	0.01381%
Amount of Registration Fee	$ 95.89
Offering Note
(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(3)
Consists of 119,927 shares of the Registrant's Common Stock that became available for issuance on January 1, 2026 under the Registrant's 2020 Employee Stock Purchase Plan by operation of an automatic annual increase provision therein.

(4)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant's Common Stock as reported on The Nasdaq Stock Market LLC on June 1, 2026.